Trade and other payables (Details) - COP ($) $ in Millions	Sep. 30, 2023	Dec. 31, 2022
Current
Suppliers	$ 12,030,080	$ 15,034,677
Dividends payable (1)	6,742,487	392,346
Withholding tax	2,109,316	1,896,128
Partner's advances	1,544,411	1,164,197
Insurance and reinsurance	463,772	330,363
Deposits received from third parties	186,902	162,338
Related parties (Note 30)	59,547	67,879
Related parties (Note 30)	59,547	67,879
Hedging operations	7,293	4,311
Agreements in transport contracts	48,298	115,526
Various creditors	574,650	769,939
Total trade and other current payables	23,766,756	19,937,704
Non-current
Suppliers	31,325	28,425
Deposits received from third parties	391	331
Various creditors	15,331	28,300
Total trade and other non-current payables	$ 47,047	$ 57,056